SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES (Details)	Dec. 31, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 4,791,078
Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,397,343
Customer deposits [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	417,641
Deferred income [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	209,749
Derivative liability [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	492,470
Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	273,875
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,616,315
Not later than one year [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,397,343
Not later than one year [member] | Customer deposits [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	417,641
Not later than one year [member] | Deferred income [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	165,237
Not later than one year [member] | Derivative liability [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	492,470
Not later than one year [member] | Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	143,624
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	174,763
Later than one year and not later than five years [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Customer deposits [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Deferred income [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	44,512
Later than one year and not later than five years [member] | Derivative liability [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 130,251